Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	2026	2025
	£m	£m
Fuel stocks	90	95
Raw materials and consumables	357	356
Emission allowances	112	106
	559	557